Income Taxes - Benefit (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Examination [Line Items]
Total income tax benefit/(loss)	$ 1,376	$ 3,468	$ (982)
Argentina
Income Tax Examination [Line Items]
Current	846	(194)	(211)
Deferred	590	3,966	(333)
Total income tax benefit/(loss)	1,436	3,772	(544)
Paraguay
Income Tax Examination [Line Items]
Current	(58)	(99)	(162)
Deferred	(2)	(205)	(276)
Total income tax benefit/(loss)	$ (60)	$ (304)	$ (438)